Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Global Macro Capital Opportunities Portfolio
Entity Central Index Key	0001588812
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000134926
Shareholder Report [Line Items]
Fund Name	Global Macro Capital Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

What were the Fund costs for the last six months?

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$56	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09% [1]
AssetsNet	$ 1,578,680,288
Holdings Count | Holding	516
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,578,680,288
# of Portfolio Holdings	516
Portfolio Turnover Rate	32%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.8%
Chile	3.9%
Taiwan	4.1%
Saudi Arabia	4.2%
South Korea	4.8%
United Arab Emirates	6.2%
Poland	8.6%
Vietnam	8.6%
India	9.9%
United States	11.8%
Greece	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Eurobank Ergasias Services & Holdings SA, Class A	1.9%
National Bank of Kuwait SAKP	1.6%
Piraeus Financial Holdings SA	1.5%
Alpha Services & Holdings SA	1.5%
Kuwait Finance House KSCP	1.4%
Samsung Electronics Co. Ltd.	1.4%
Nova Ljubljanska Banka DD GDR	1.4%
Total	18.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized